ACQUISITION (Other Acquisitions) (Narrative) (Details)	12 Months Ended				6 Months Ended		6 Months Ended		2 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] CNY	Dec. 31, 2012 Shanghai Xurun [Member] CNY	Jun. 30, 2012 Shanghai Xurun [Member] CNY	Dec. 31, 2012 Shanghai Junxing [Member] CNY	Nov. 30, 2012 Shanghai Junxing [Member] CNY
Business Acquisition [Line Items]
Percentage of equity acquired						100.00%		100.00%		100.00%
Total purchase price						48,214,000		420,000		0
Goodwill						41,970,000		12,354,000		2,579,000
Intangible assets - favorable lease						6,748,000				2,907,000
Unfavorable lease liability						6,231,000
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	13,472,000		2,745,000		893,000
Net loss	$ 4,299,000	26,776,000	(351,531,000)	(359,499,000)	11,180,000		759,000		1,143,000